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Vanguard/(R)/ Total International Stock Index Fund



Supplement to the Prospectus Dated February 27, 2008


Important Changes to Vanguard Total International Stock Index Fund

In the indicated sections of the prospectus, the following text changes are made:

In the Fund Profile section, the "Primary Investment Strategies" text is restated as follows:

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Total International Composite Index. The Fund seeks to achieve its investment objective by investing in other Vanguard mutual funds and directly in securities held in the Index. The Fund allocates its assets among Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund, as well as directly in individual stocks, based on the market capitalizations of European, Pacific, and emerging markets stocks in the Total International Composite Index. The three underlying funds seek to track, respectively, the Morgan Stanley Capital International/(R)/ (MSCI/(R)/) Europe Index, the MSCI Pacific Index, and the MSCI Emerging Markets Index, which together make up the Total International Composite Index. For more information about indexing, see "Security Selection" under More on the Funds.

In the Fund Profile section, the "Fees and Expenses" text is restated as follows:

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund incurs both direct expenses associated with its direct investment in individual stocks and indirect expenses associated with investment in the underlying Vanguard funds. Indirect expenses, along with the transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the underlying Vanguard funds in which the Fund invests (the Acquired Funds), are reflected below in the line item for "Acquired Fund Fees and Expenses." See The Funds and Vanguard.




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Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases     None
-------------------------------------------------------------------------------
Purchase Fee                                 None
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Sales Charge (Load) Imposed on Reinvested    None
Dividends
-------------------------------------------------------------------------------
Redemption Fee                               2%/1/
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Account Service Fee (for fund account
balances below $10,000)                      $20/year/2/
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses                          0.10%
-------------------------------------------------------------------------------
12b-1 Distribution Fee                       None
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Other Expenses                               0.03%
-------------------------------------------------------------------------------
Acquired Fund Fees and Expenses              0.14%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         0.27%/3/
-------------------------------------------------------------------------------
1 The 2% fee applies to shares redeemed within two months of purchase by selling or by exchanging to another fund, or if your shares are redeemed because your Fund account balance falls below the minimum initial investment for any reason, including market fluctuation. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for two months or more are not subject to the 2% fee.
2 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.
3 The Total Annual Fund Operating Expenses shown in this table do not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.



In the Fund Profile section, under "Additional Information," the information regarding Investment Advisor is restated as follows:

The Vanguard Group, Inc.

In the More on the Funds section, the following text changes are made. Under the heading "Market Exposure," the second sentence is restated as follows:

The Developed Markets Index Fund normally holds 100% of its assets in shares of the underlying funds. The Total International Stock Index Fund holds its assets both in shares of the underlying funds and directly in individual stocks.

Also under the heading "Market Exposure," the following text replaces similar text:

Total International Stock Index Fund. The Total International Stock Index Fund invests its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds as well as directly in stocks held in the Total International Composite Index, as permitted by Rule 12d1-2 under the Investment Company Act of 1940


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(the 1940 Act).  Investing  both  directly in individual  stocks and  indirectly through Vanguard mutual funds provides the advisor greater portfolio management flexibility, which may enhance long-term tax efficiency and index tracking. The Fund does not maintain a fixed allocation to individual securities and other mutual funds. The Fund is subject to stock market risk, country/regional risk, and currency risk. Indirectly, its risks will also mirror those of the underlying funds, in proportion to its investment in those funds. As of April 30, 2008, the Fund's assets were invested as follows: 54.9% in the European Stock Index Fund; 24.0% in the Pacific Stock Index Fund; and 21.1% in the Emerging Markets Stock Index Fund. As of April 30, 2008, the Fund had an asset-weighted median market capitalization of $44.2 billion.

Under the heading "Security Selection," the first two sentences in the first paragraph are restated as follows:

Security Selection
Vanguard Developed Markets and Total International Stock Index Funds use the "fund of funds" method of indexing, meaning that the Funds invest primarily in other index funds that seek to track subsets of a target index. The Total International Stock Index Fund invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds, as well as directly in stocks held in the Total International Composite Index, as permitted by Rule 12d1-2 under the 1940 Act.

Under the heading "Other Investment Policies and Risks," the second paragraph is restated as follows:

Each underlying fund may invest, to a limited extent, in derivatives. The Total International Stock Index Fund may also invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Total International Stock Index Fund to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. Each underlying fund, as well as the Total International Stock Index Fund, will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Under the heading "Other Investment Policies and Risks," the opening sentence of the third paragraph is restated as follows:

Each underlying fund and the Total International Stock Index Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index.
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Under the heading "The Funds and Vanguard," the text is restated as follows:


The Funds and Vanguard
The Funds have entered into agreements with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Funds at cost. The Funds owe Vanguard an amount sufficient to cover Vanguard's costs for those services. The Funds also bear the cost of services provided by other parties (such as auditors, legal counsel, and the Funds' custodian), as well as taxes and other direct expenses of the Funds. However, the agreements provide that each Fund's expenses will be offset by a reimbursement from Vanguard for
(1) the Fund's contributions to the costs of operating the underlying Vanguard funds in which the Fund invests, and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Fund's operation.

The Total International Stock Index Fund also invests directly in stocks held in the Index and therefore incurs expenses associated with holding securities directly. These direct expenses will not be offset by a reimbursement from Vanguard.

The Funds' shareholders indirectly bear the expenses of the underlying Vanguard funds. The expense ratios for the Investor Shares of each of the underlying funds during the Developed Markets and Total International Stock Index Funds' 2007 fiscal year were:

.. European Stock Index Fund Investor Shares             0.22%
.. Pacific Stock Index Fund Investor Shares              0.22%
.. Emerging Markets Stock Index Fund Investor Shares     0.37%


The trustees of the Developed Markets Index Fund believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Fund. As a result, the Fund is expected to operate at a very low or zero expense ratio. Since its inception, the Fund, in fact, has incurred no direct net expenses.

In the Investment Advisor section, the text is restated as follows:

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Total International Stock Index Fund and the underlying funds through its Quantitative Equity Group. The Developed Markets Index Fund does not employ an investment advisor. Rather, the Fund's board of trustees decides how to allocate its assets among the underlying funds. As of April 30, 2008, Vanguard served as advisor for approximately $1.2 trillion in assets. Vanguard manages each Fund and each underlying fund on an at-cost basis, subject to the supervision and oversight of

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the trustees and officers of the funds. Each portfolio manager of an underlying fund is listed in the respective underlying fund's prospectus.

Plain Talk About the Total International Stock Index Fund's Portfolio Managers

The managers primarily responsible for the day-to-day management of the Total International Stock Index Fund are:

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has co-managed the Total International Stock Index Fund since 2008. Education: B.S., LaSalle University.

Michael Perre, Principal of Vanguard. He has been with Vanguard since 1990; has managed investment portfolios since 1999; and has co-managed the Total International Stock Index Fund since 2008. Education: B.A., Saint Joseph's University; M.B.A., Villanova University.


















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The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.






(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS113 072008